Commitments and Contingencies (Details Textual)		1 Months Ended			2 Months Ended	7 Months Ended	12 Months Ended
	Oct. 01, 2014 USD ($)	Apr. 01, 2015 USD ($) ft²	Sep. 30, 2014 USD ($)	Apr. 30, 2014 USD ($)	May. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments and contingencies (Textual)
Rent expense							$ 150,312	$ 42,871
Distribution and license agreement term							10 years
Royalty percentage							7.00%
Development costs							$ 0	13,937
Term of contract office facilities					6 months
Initial monthly rent					$ 800
Amended of increase monthly rent						$ 1,325
Monthly rent for the additional space	$ 1,130		$ 1,280
Lease expire					Mar. 31, 2015
Corporate joint venture [Member]
Commitments and contingencies (Textual)
Option to puchase of common shares | shares						250,000
Distribution and license agreement [Member]
Commitments and contingencies (Textual)
Development costs							0	10,000
Joint developer [Member]
Commitments and contingencies (Textual)
Development costs							$ 200,000	$ 227,500
San Diego California [Member]
Commitments and contingencies (Textual)
Total area | ft²		1,500
Commencement date of lease		May 01, 2015
Rent expense		$ 247,000
Term of lease		31 months
Area of land description		Company signed a 31 month lease for approximately 6,200 square feet of office and laboratory space at 6335 Ferris Square, Suite B, San Diego, California.
Lease expire		Nov. 30, 2017
San Mateo, California [Member]
Commitments and contingencies (Textual)
Rent expense			$ 1,900	$ 750
Office one [Member]
Commitments and contingencies (Textual)
Lease expire					Apr. 30, 2015